Consolidated Statements of Stockholders’ Equity - USD ($)	Convertible Preferred Stock	Common Stock	Common Stock Warrants	Additional Paid in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 220	$ 10		$ 114,159,150	$ (100,355,194)	$ 13,804,186
Balance (in Shares) at Dec. 31, 2019	21,982,491	949,086
Exercise of stock options				623		623
Exercise of stock options (in Shares)		2,708
Stock-based compensation				131,732		131,732
Net loss					(8,338,807)	(8,338,807)
Balance at Dec. 31, 2020	$ 220	$ 10		114,291,505	(108,694,001)	5,597,734
Balance (in Shares) at Dec. 31, 2020	21,982,491	951,794
Exercise of stock options				14,220		$ 14,220
Exercise of stock options (in Shares)		53,395				109,902
Issuance of common stock in connection with initial public offering, net of closing costs of $2,954,110		$ 35		23,295,855		$ 23,295,890
Issuance of common stock in connection with initial public offering, net of closing costs of $2,954,110 (in Shares)		3,500,000
Conversion of convertible preferred stock to common stock in connection with initial public offering	$ (220)	$ 220
Conversion of convertible preferred stock to common stock in connection with initial public offering (in Shares)	(21,982,491)	21,982,491
Stock-based compensation				1,139,247		1,139,247
Issuance of warrants			170,397	(170,397)
Net loss					(7,799,529)	(7,799,529)
Balance at Dec. 31, 2021		$ 265	$ 170,397	$ 138,570,430	$ (116,493,530)	$ 22,247,562
Balance (in Shares) at Dec. 31, 2021		26,487,680